Major Customers	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Major Customers
38	MAJOR CUSTOMERS
The Group’s major customers are as follows:

	2022		2021		2020
	Revenue	Percentage of total revenue	Revenue	Percentage of total revenue	Revenue	Percentage of total revenue
	RMB	%	RMB	%	RMB	%
China Petrochemical Corporation and its fellow subsidiaries	121,312	4	136,500	5	98,636	5
CNPC and its fellow subsidiaries	81,112	2	69,058	3	63,623	3

	202,424	6	205,558	8	162,259	8